THE BJURMAN, BARRY FUNDS
LETTER TO SHAREHOLDERS
================================================================================

To Our Shareholders:

During the past year, ended March 31, 2002, the Bjurman, Barry Micro-Cap Growth Fund had a return of 32.11%, versus 4.95% for the Russell 2000 Growth Index, the Fund's benchmark, and 13.98% for the Russell 2000 Index. The Bjurman, Barry All Cap Growth Fund had a return of -1.10% versus a -12.91% for the Russell MidCap Growth Index, the Fund's benchmark, and a -9.60% for the S&P 500, since inception (June 6, 2001) to March 31, 2002.

The U.S. economic recession, coupled with a decline in U.S. corporate profits and the events of September 11, 2001, made it a difficult environment for all investors. During the past year of corporate profit contraction, the average growth in earnings for the stocks held in the Bjurman, Barry Micro-Cap Growth Fund was 89.59% versus -15.79% for the Russell 2000 Growth Index and -20.71% for the Russell 2000 Index. The average growth in earnings for the stocks held in the Bjurman, Barry All Cap Growth Fund for the past year was 65.38% versus -16.14% for the S&P 500 and -12.85% for the Russell MidCap Growth Index. The rapid earnings growth for the companies in the Funds was, in part, the reason for the positive relative returns. We will continue to focus our investments in companies with the highest growth in earnings and whose stocks sell at reasonable prices relative to that growth.

March 31, 2002 marked the 5-year anniversary for the Bjurman, Barry Micro-Cap Growth Fund. We are pleased with the results of the Funds and thank you for your continued support.

Sincerely,


/s/ G. Andrew Bjurman                       /s/ O. Thomas Barry, III

G. Andrew Bjurman, CFA, CIC                 O. Thomas Barry, III, CFA, CIC
Co-President and Portfolio Manager          Co-President and Portfolio Manager

PERFORMANCE INFORMATION
================================================================================

        COMPARSION OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BJURMAN, BARRY MICRO-CAP GROWTH FUND AND THE RUSSELL 2000 GROWTH INDEX

                                [GRAPHIC OMITTED]
                        --------------------------------
                          Average Annual Total Returns

                                          5 Years and
                        1 Year          Since Inception*
                        32.11%               35.16%
                        --------------------------------

Past Performance is not predictive of future performance.

                Bjurman, Barry Micro-Cap Growth Fund      $45,111
                Russell 2000 Growth Index                 $12,617

* Fund inception was March 31, 1997.

The average annual total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PERFORMANCE INFORMATION
================================================================================

        COMPARSION OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BJURMAN, BARRY ALL CAP GROWTH FUND AND THE RUSSELL MIDCAP GROWTH INDEX

                                [GRAPHIC OMITTED]
                        --------------------------------
                                  Total Return
                                Since Inception*

                                     (1.10%)
                        --------------------------------

Past Performance is not predictive of future performance.

                Bjurman, Barry All Cap Growth Fund        $ 9,890
                Russell MidCap Growth Index               $ 8,709

* Represents total return since June 6, 2001.

The total return shown above does not reflect the deduction of taxes that a share holder would pay on Fund distributions or the redemption of Fund shares.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002
===================================================================================================
                                                                  BJURMAN, BARRY     BJURMAN, BARRY
                                                                    MICRO-CAP           ALL CAP
                                                                   GROWTH FUND        GROWTH FUND
---------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
         At acquisition cost .................................    $  219,483,908     $   12,531,297
                                                                  ==============     ==============
         At value ............................................    $  300,814,452     $   14,386,721
Dividends receivable .........................................            26,470                966
Receivable for securities sold ...............................           794,048            885,462
Receivable for capital shares sold ...........................           670,145             30,170
Other assets .................................................            18,735              8,785
                                                                  --------------     --------------
         TOTAL ASSETS ........................................       302,323,850         15,312,104
                                                                  --------------     --------------

LIABILITIES
Bank overdraft ...............................................                --            226,730
Payable for securities purchased .............................         2,036,336            442,822
Payable for capital shares redeemed ..........................           714,150            143,364
Payable to Adviser ...........................................           104,693              1,803
Payable to affiliates ........................................            37,943              6,514
Other accrued expenses and liabilities .......................           304,179             39,392
                                                                  --------------     --------------
         TOTAL LIABILITIES ...................................         3,197,301            860,625
                                                                  --------------     --------------

NET ASSETS ...................................................    $  299,126,549     $   14,451,479
                                                                  ==============     ==============

NET ASSETS CONSIST OF
Paid-in capital ..............................................    $  237,273,063     $   14,315,691
Accumulated net realized losses from security transactions ...       (19,477,058)        (1,719,636)
Net unrealized appreciation on investments ...................        81,330,544          1,855,424
                                                                  --------------     --------------
         Net assets ..........................................    $  299,126,549     $   14,451,479
                                                                  ==============     ==============

Shares of beneficial interest outstanding (unlimited
         number of shares authorized, no par value) ..........         5,997,549          1,461,141
                                                                  ==============     ==============

Net asset value, offering price and redemption price per share    $        49.87     $         9.89
                                                                  ==============     ==============

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2002(A)
===================================================================================================
                                                                  BJURMAN, BARRY     BJURMAN, BARRY
                                                                    MICRO-CAP           ALL CAP
                                                                   GROWTH FUND        GROWTH FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
         Dividends ...........................................    $    1,108,320     $       19,792
                                                                  --------------     --------------
EXPENSES
         Investment advisory fees ............................         2,767,801             98,848
         Distribution expense ................................           691,948             24,712
         Reimbursement of fees waived and expenses reimbursed            488,937                 --
         Administration fees .................................           296,743             21,418
         Custodian fees ......................................           236,521             14,814
         Postage and supplies ................................           150,879             11,945
         Shareholder reports .................................            70,849              9,953
         Accounting services fees ............................            58,798             25,000
         Registration fees ...................................            56,277             14,365
         Transfer agent fees .................................            54,372             20,000
         Professional fees ...................................            50,299             16,034
         Trustees' fees and expenses .........................            28,373             15,947
         Organization expense ................................            17,606             20,750
         Other expenses ......................................             6,165              1,980
         Underwriting fees ...................................             3,758              2,259
                                                                  --------------     --------------

TOTAL EXPENSES ...............................................         4,979,326            298,025
         Fees waived and expenses reimbursed by the Adviser ..                --           (100,150)
                                                                  --------------     --------------
NET EXPENSES .................................................         4,979,326            197,875
                                                                  --------------     --------------

NET INVESTMENT LOSS ..........................................        (3,871,006)          (178,083)
                                                                  --------------     --------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
         Net realized losses from security transactions ......        (2,600,334)        (1,719,636)
         Net change in unrealized appreciation/depreciation
              on investments .................................        72,486,332          1,855,424
                                                                  --------------     --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .............        69,885,998            135,788
                                                                  --------------     --------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........    $   66,014,992     $      (42,295)
                                                                  ==============     ==============

(A) Except Bjurman, Barry All Cap Growth Fund which represents the period from commencement of operations (June 6, 2001) through March 31, 2002.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================================
                                                                                                          BJURMAN, BARRY
                                                                              BJURMAN, BARRY                 ALL CAP
                                                                          MICRO-CAP GROWTH FUND            GROWTH FUND
                                                                    ----------------------------------------------------
                                                                      Year Ended         Year Ended        Period Ended
                                                                    March 31, 2002     March 31, 2001    March 31, 2002(A)
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
         Net investment loss ...................................    $   (3,871,006)    $     (875,643)    $     (178,083)
         Net realized losses from security transactions ........        (2,600,334)       (16,844,695)        (1,719,636)
         Net change in unrealized appreciation/depreciation
           on investments ......................................        72,486,332          3,501,855          1,855,424
                                                                    --------------     --------------     --------------
Net increase (decrease) in net assets from operations ..........        66,014,992        (14,218,483)           (42,295)
                                                                    --------------     --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS
         From net realized gains ...............................                --         (6,232,975)                --
                                                                    --------------     --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS
         Proceeds from shares sold .............................       366,238,416        254,257,407         34,326,611
         Net asset value of shares issued in reinvestment
           of distributions to shareholders ....................                --          5,870,387                 --
         Payments for shares redeemed ..........................      (300,132,211)       (95,725,946)       (19,832,837)
                                                                    --------------     --------------     --------------
Net increase in net assets from capital share transactions .....        66,106,205        164,401,848         14,493,774
                                                                    --------------     --------------     --------------

TOTAL INCREASE IN NET ASSETS ...................................       132,121,197        143,950,390         14,451,479

NET ASSETS
         Beginning of period ...................................       167,005,352         23,054,962                 --
                                                                    --------------     --------------     --------------
         End of period .........................................    $  299,126,549     $  167,005,352     $   14,451,479
                                                                    --------------     --------------     --------------

CAPITAL SHARE ACTIVITY
         Shares sold ...........................................         8,144,604          6,015,755          3,487,445
         Shares reinvested .....................................                --            156,962                 --
         Shares redeemed .......................................        (6,571,031)        (2,314,765)        (2,026,304)
                                                                    --------------     --------------     --------------
         Net increase in shares outstanding ....................         1,573,573          3,857,952          1,461,141
         Shares outstanding, beginning of period ...............         4,423,976            566,024                 --
                                                                    --------------     --------------     --------------
         Shares outstanding, end of period .....................         5,997,549          4,423,976          1,461,141
                                                                    --------------     --------------     --------------

(A) Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                      Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
=====================================================================================================================
                                             Year Ended    Year Ended    Year Ended       Year Ended       Year Ended
                                              March 31,     March 31,     March 31,        March 31,        March 31,
                                                2002          2001          2000             1999             1998
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of year ................................    $  37.75      $  40.73      $  18.36         $  20.42         $  12.00
                                              --------      --------      --------         --------         --------

Income (loss) from investment
         operations:
         Net investment loss .............       (0.65)        (0.20)        (0.41)           (0.26)           (0.10)
         Net realized and unrealized gains
           (losses) on investments .......       12.77         (0.09)        23.15            (1.80)            8.52
                                              --------      --------      --------         --------         --------
Total from investment operations .........       12.12         (0.29)        22.74            (2.06)            8.42
                                              --------      --------      --------         --------         --------

Less distributions:
         Distributions from
           net realized gains ............          --         (2.69)        (0.37)              --               --
                                              --------      --------      --------         --------         --------

Net asset value at end of year ...........    $  49.87      $  37.75      $  40.73         $  18.36         $  20.42
                                              ========      ========      ========         ========         ========

Total return .............................       32.11%        (0.65%)      124.64%          (10.09%)          70.17%
                                              ========      ========      ========         ========         ========

Net assets at end of year (000's) ........    $299,127      $167,005      $ 23,055         $  9,364         $  6,507
                                              ========      ========      ========         ========         ========

Ratio of net expenses to average
  net assets .............................        1.80%         1.80%         1.80%            1.80%            1.80%

Ratio of total expenses to average
  net assets(A) ..........................        1.80%         1.80%         3.10%(B)         4.82%(B)        14.28%(B)

Ratio of net investment loss to
  average net assets .....................       (1.40%)       (1.05%)       (1.65%)          (1.58%)          (1.41%)

Portfolio turnover rate ..................         105%          159%          337%             234%             110%

(A) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

(B) Ratios have been restated by 0.93%, 0.42% and 0.36% for the years ended March 31, 1998, 1999 and 2000, respectively, due to legal fees incurred but previously unrecorded by the Fund.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY ALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
================================================================================
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period
--------------------------------------------------------------------------------
                                                                   Period
                                                                   Ended
                                                                 March 31,
                                                                  2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    10.00
                                                                 ----------
Income (loss) from investment operations:
  Net investment loss .......................................         (0.13)
  Net realized and unrealized gains on investments ..........          0.02
                                                                 ----------
Total from investment operations ............................         (0.11)
                                                                 ----------

Net asset value at end of period ............................    $     9.89
                                                                 ==========

Total return ................................................         (1.10%)(B)
                                                                 ==========

Net assets at end of period (000's) .........................    $   14,451

Ratio of net expenses to average net assets .................          2.00%(C)

Ratio of total expenses to average net assets(D) ............          3.00%(C)

Ratio of net investment loss to average net assets ..........         (1.79%)(C)

Portfolio turnover rate .....................................           197%(C)

(A) Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.
(B)  Not annualized.
(C)  Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002
================================================================================
  SHARES      COMMON STOCKS -- 100.2%                                  VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 0.4%
   115,000    Ceradyne, Inc.* .................................    $  1,118,950
                                                                   ------------

              COMMERCIAL/INDUSTRIAL SERVICES-- 9.5%
   117,700    Cantel Medical Corp.* ...........................       2,842,455
   168,750    FTI Consulting, Inc.* ...........................       5,227,875
    25,000    ICT Group Inc. ..................................         611,250
    67,300    ICTS International N.V ..........................         487,925
   167,400    Magal Security Systems Ltd. .....................       1,545,102
    21,000    Matrix Service Company* .........................         183,750
   112,700    Metro One Telecommunications, Inc.* .............       2,856,945
    24,000    Nash Finch Company ..............................         654,000
   200,000    Right Management Consultants, Inc. ..............       5,064,000
   148,600    Strategic Diagnostics Inc.* .....................         769,748
   194,850    TRC Companies, Inc.* ............................       4,783,568
   170,100    World Fuel Services Corp. .......................       3,333,960
                                                                   ------------
                                                                     28,360,578
                                                                   ------------

              CONSUMER DURABLES-- 9.7%
   153,600    Action Performance Companies, Inc.* .............       7,564,800
   146,300    Apogee Enterprises, Inc. ........................       1,784,860
   230,000    JAKKS Pacific Inc.* .............................       5,232,500
   150,400    Keystone Automotive Industries, Inc.* ...........       2,583,872
   286,000    Racing Champions Corp.* .........................       5,505,500
   180,200    Scientfic Games Corp. - Class A* ................       1,508,274
   328,600    TBC Corp.* ......................................       4,764,700
                                                                   ------------
                                                                     28,944,506
                                                                   ------------

              CONSUMER NON-DURABLES-- 2.3%
    32,000    Del Laboratories, Inc.* .........................         611,840
    83,400    Green Mountain Coffee, Inc.* ....................       1,731,384
   152,600    Horizon Organic Holding Corp.* ..................       2,510,270
    36,800    J & J Snack Foods Corp.* ........................       1,375,584
    39,700    Peet's Coffee & Tea Inc.* .......................         512,924
                                                                   ------------
                                                                      6,742,002
                                                                   ------------

              CONSUMER SERVICES-- 12.7%
   150,000    Alliance Gaming Corp.* ..........................       4,579,500
    87,400    Ameristar Casinos, Inc.* ........................       2,401,752
   252,300    eUniverse, Inc.* ................................       1,314,483
   205,900    Landry's Restaurants, Inc. ......................       4,727,464
    15,700    Mikohn Gaming Corp.* ............................          87,763
   251,100    MTR Gaming Group, Inc. ..........................       3,874,473
   219,150    Multimedia Games, Inc.* .........................       7,746,953
    71,500    P.F. Chang's China Bistro, Inc.* ................       4,764,045
   101,800    Panera Bread Company - Class A* .................       6,485,678
    60,000    Penn National Gaming, Inc.* .....................       2,101,200
                                                                   ------------
                                                                     38,083,311
                                                                   ------------

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES      COMMON STOCKS -- 100.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              ELECTRONIC TECHNOLOGY-- 25.0%
    47,500    ADE Corp.* ......................................    $    725,325
   130,400    Advanced Technical Products, Inc.* ..............       3,455,600
   137,100    Allied Research Corp.* ..........................       3,194,430
    75,200    Bottomline Technologies, Inc.* ..................         635,440
   122,500    CACI International Inc.- Class A* ...............       4,300,975
   114,800    ClearOne Communications, Inc.* ..................       1,882,720
   245,700    Concord Communications, Inc.* ...................       5,196,555
   175,000    Drexler Technology Corp.* .......................       3,935,750
   114,300    DRS Technologies, Inc.* .........................       4,742,307
   167,300    EDO Corp. .......................................       4,518,773
   100,000    Engineered Support Systems, Inc. ................       4,625,000
   100,000    Herley Industries, Inc.* ........................       2,000,000
    82,500    ImageWare Systems, Inc.* ........................         432,300
    78,300    Intelli-Check Inc.* .............................       1,216,782
   130,000    InVision Technologies, Inc.* ....................       5,225,999
   123,900    Itron, Inc.* ....................................       3,686,025
   110,000    M-Systems Flash Disk Pioneers Ltd.* .............       1,025,200
   105,000    MSC.Software Corp.* .............................       2,415,000
   154,500    Neoware Systems, Inc.* ..........................       1,494,015
   193,600    OSI Systems, Inc.* ..............................       4,878,720
    14,800    Overland Data, Inc.* ............................         159,100
   100,800    Paravat Inc.* ...................................         352,800
   159,500    Pervasive Software Inc.* ........................         515,185
   100,700    ScanSoft, Inc.* .................................         593,123
    73,100    Sensytech, Inc. .................................         613,309
    63,200    Software Spectrum, Inc.* ........................       1,143,920
    50,000    SS&C Technologies, Inc.* ........................         515,000
    75,000    Standard Microsystems Corp.* ....................       1,725,000
    70,000    Sypris Solutions, Inc.* .........................       1,052,100
   139,900    Tier Technologies, Inc.* ........................       2,469,235
   119,900    TTI Team Telecom International Ltd.* ............       3,441,130
    19,600    Virage Logic Corp.* .............................         298,508
   142,800    Zygo Corp.* .....................................       2,316,216
                                                                   ------------
                                                                     74,781,542
                                                                   ------------

              FINANCE-- 6.2%
    89,400    Boston Private Financial Holdings, Inc. .........       2,391,450
    39,900    Capital Crossing Bank* ..........................         885,780
   143,000    First Sentinel Bancorp, Inc. ....................       1,867,580
    49,000    Glacier Bancorp, Inc. ...........................       1,110,340
   102,200    Port Financial Corp. ............................       3,223,388
    27,750    Redwood Empire Bancorp ..........................         783,938
    38,300    Resource Bancshares Mortgage Group, Inc. ........         731,913
    48,300    Rome Bancorp, Inc. ..............................         956,340
   158,700    Scottish Annuity & Life Hldg ....................       3,015,300
    46,800    Security Financial Bancorp* .....................         893,880
    81,600    Sovran Self Storage, Inc. .......................       2,564,688
                                                                   ------------
                                                                     18,424,597
                                                                   ------------

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES      COMMON STOCKS -- 100.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              HEALTH CARE-- 23.2%
    61,000    Advanced Neuromodulation Systems, Inc.* .........    $  2,045,940
   100,000    Amercian Healthways, Inc.* ......................       2,714,000
    82,600    Amercian Medical Security Group, Inc.* ..........       1,478,540
   104,100    American Science & Engineering, Inc.* ...........       1,576,074
   100,000    AmeriPath, Inc.* ................................       2,680,000
    60,800    Atrion Corp.* ...................................       1,674,432
   124,200    BioLase Technology, Inc.* .......................         695,520
   182,400    Bradley Pharmaceuticals, Inc.* ..................       1,942,560
   124,000    Chattam, Inc.* ..................................       2,905,320
    77,500    D & K Healthcare Resources, Inc. ................       4,651,550
   241,500    Dynacare, Inc.* .................................       3,796,380
   115,900    Healthcare Services Group, Inc.* ................       1,327,055
   100,700    Hi-Tech Pharmacal Co., Inc.* ....................       1,094,106
   148,800    ICU Medical, Inc.* ..............................       5,416,320
   125,200    LifeCell Corp.* .................................         431,940
   111,300    MedAmicus, Inc.* ................................       1,206,492
   165,500    Medical Action Industries, Inc.* ................       2,148,190
   109,000    Merge Technologies Inc.* ........................         773,900
    45,700    Meridian Medical Technologies, Inc.* ............       1,652,969
   112,500    Merit Medical Systems, Inc.* ....................       2,272,500
   162,500    MIM Corp.* ......................................       2,681,250
    69,500    National Dentex Corp.* ..........................       1,827,850
   193,900    Neogen Corp.* ...................................       3,063,620
   121,000    Option Care, Inc.* ..............................       1,997,710
   185,200    Quality Systems, Inc.* ..........................       2,820,596
    26,500    Serologicals Corp.* .............................         415,255
    90,000    Surmodics, Inc.* ................................       3,924,000
    95,000    Taro Pharmaceutical Industries Ltd.* ............       2,693,250
    40,000    The Spectranetics Corp.* ........................         152,000
   356,500    U.S. Physical Therapy, Inc.* ....................       6,434,824
    95,100    Women First HealthCare, Inc.* ...................         940,539
                                                                   ------------
                                                                     69,434,682
                                                                   ------------

              PRODUCER MANUFACTURING-- 3.1%
   143,500    CIRCOR International, Inc. ......................       2,977,625
    31,100    Delphax Technologies, Inc.* .....................         218,633
    64,700    Met-Pro Corp. ...................................         929,092
    87,900    Mobile Mini, Inc.* ..............................       2,828,622
    65,000    Nam Tai Electronics, Inc. .......................       1,225,250
    80,000    Osmonics, Inc.* .................................       1,176,000
                                                                   ------------
                                                                      9,355,222
                                                                   ------------

              RETAIL TRADE-- 7.3%
    27,000    A.C. Moore Arts & Crafts, Inc.* .................       1,030,050
    38,900    Blue Rhino Corp.* ...............................         351,656
    17,600    Building Materials Holding Corp.* ...............         253,440
   136,400    Circuit City Stores, Inc.* ......................       3,527,304
    13,700    Foodarama Supermarkets, Inc.* ...................         613,760

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES      COMMON STOCKS -- 100.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              RETAIL TRADE-- 7.3% (Continued)
    46,000    ftd.com inc.* ...................................    $    257,646
   131,000    Garts Sports Company* ...........................       3,956,200
   209,700    Hot Topic, Inc.* ................................       4,382,730
   200,000    Movie Gallery, Inc.* ............................       3,434,000
   174,000    REX Stores Corp.* ...............................       3,166,800
    53,000    Whitehall Jewellers, Inc.* ......................         999,050
                                                                   ------------
                                                                     21,972,636
                                                                   ------------

              TRANSPORTATION-- 0.2%
     5,600    Landair Corp.* ..................................          91,000
    20,000    P.A.M. Transportation Services, Inc.* ...........         506,000
                                                                   ------------
                                                                        597,000
                                                                   ------------

              UTILITIES-- 0.6%
   485,700    Raindance Communications, Inc.* .................       1,695,093
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $218,179,575) .........    $299,510,119
                                                                   ------------

              MONEY MARKETS-- 0.4%
 1,304,333    First American Treasury Obligations Fund
              (Cost $1,304,333) ...............................    $  1,304,333
                                                                   ------------

              TOTAL INVESTMENT SECURITIES -- 100.6%
              (Cost $219,483,908) .............................    $300,814,452

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%) .      (1,687,903)
                                                                   ------------

              NET ASSETS -- 100.0% ............................    $299,126,549
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002
================================================================================
  SHARES      COMMON STOCKS -- 99.6%                                   VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 0.4%
       500    Ball Corporation ................................    $     23,610
     1,700    Rock-Tenn Company ...............................          36,465
                                                                   ------------
                                                                         60,075
                                                                   ------------

              COMMERCIAL/INDUSTRIAL SERVICES -- 2.3%
     3,100    Deluxe Corp. ....................................         143,406
     1,000    FTI Consulting, Inc.* ...........................          30,980
     5,200    URS Corp.* ......................................         164,840
                                                                   ------------
                                                                        339,226
                                                                   ------------

              CONSUMER DURABLES -- 10.1%
     4,000    Action Performance Companies, Inc.* .............         197,000
    10,800    Activision, Inc.* ...............................         322,164
       500    Beazer Homes USA, Inc.* .........................          38,775
     2,000    Harley-Davidson, Inc. ...........................         110,260
    10,900    Matthews International Corp. ....................         273,590
     2,600    Mohawk Industries, Inc.* ........................         156,234
     2,200    Polaris Industries Inc. .........................         140,140
     4,400    THQ Inc.* .......................................         216,040
                                                                   ------------
                                                                      1,454,203
                                                                   ------------

              CONSUMER NON-DURABLES -- 2.3%
     4,000    Dean Foods Company* .............................         302,880
     1,150    Ralcorp Holdings, Inc.* .........................          31,280
                                                                   ------------
                                                                        334,160
                                                                   ------------

              CONSUMER SERVICES -- 8.5%
    15,000    Ameristar Casinos* ..............................         412,200
     4,000    CBRL Group, Inc. ................................         113,880
     6,000    P. F. Changs China Bistro, Inc.* ................         399,780
     4,100    Panera Bread Company - Class A* .................         261,211
     1,000    Penn National Gaming, Inc.* .....................          35,020
                                                                   ------------
                                                                      1,222,091
                                                                   ------------

              ELECTRONIC TECHNOLOGY -- 41.8%
    10,500    Advanced Micro Devices* .........................         154,455
     3,350    Alliant Techsystems, Inc.* ......................         341,667
     4,300    Applied Materials, Inc.* ........................         233,361
     6,200    Brocade Communications Systems, Inc.* ...........         167,400
     6,000    Business Objects SA-SP - ADR* ...................         263,760
     8,000    CACI International Inc.- Class A* ...............         280,880
     2,700    Cubic Corporation ...............................         176,499
     5,800    Digital Insight Corp.* ..........................         159,790
    15,500    Digital River, Inc.* ............................         229,555
    14,000    Drexler Technology Corp.* .......................         314,860
    10,900    Dynamics Research Corp.* ........................         275,334
    11,900    EDO Corp. .......................................         321,419

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES      COMMON STOCKS -- 99.6% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              ELECTRONIC TECHNOLOGY -- 41.8% (Continued)
    10,000    Elbit Systems Ltd. ..............................    $    181,100
     4,000    Engineered Support Systems, Inc. ................         185,000
    13,300    ESS Technology, Inc.* ...........................         275,842
     3,200    Flir Systems, Inc.* .............................         152,800
     8,400    Itron, Inc.* ....................................         249,900
     3,400    KLA-Tencor Corp.* ...............................         226,100
       700    Lockheed Martin Corp. ...........................          40,306
     1,300    Logitech International S.A. - ADR* ..............          61,360
     7,800    Manhattan Associates, Inc.* .....................         297,180
    13,000    Network Associates, Inc.* .......................         314,600
    12,300    Oak Technology, Inc.* ...........................         183,024
     8,400    Overture Services, Inc.* ........................         234,528
     4,000    QLogic Corp.* ...................................         198,080
    10,000    Siebel Systems, Inc.* ...........................         326,100
     3,300    Tech Data Corp.* ................................         151,437
       500    United Technologies Corp. .......................          37,100
                                                                   ------------
                                                                      6,033,437
                                                                   ------------

              FINANCE -- 1.8%
     3,600    ChoicePoint Inc.* ...............................         207,360
     2,900    Seacoast Financial Services Corp. ...............          57,101
                                                                   ------------
                                                                        264,461
                                                                   ------------

              HEALTH CARE -- 18.5%
     3,600    aaiPharma Inc.* .................................         129,384
     2,100    Accredo Health, Inc.* ...........................         120,267
    10,000    AmeriPath, Inc. .................................         268,000
     4,000    D & K Healthcare Resources, Inc. ................         240,080
    10,500    ICU Medical, Inc.* ..............................         382,200
     5,900    IDEC Pharmaceuticals Corp.* .....................         379,370
     6,500    Integra Lifesciences Holdings* ..................         182,845
     8,550    Merit Medical Systems, Inc.* ....................         172,710
     2,100    Mid Atlantic Medical Services, Inc.* ............          59,850
    13,800    MIM Corp.* ......................................         227,700
     7,000    Sierra Health Services, Inc.* ...................          91,560
     2,000    Surmodics, Inc.* ................................          87,200
     9,000    U.S. Physical Therapy, Inc.* ....................         162,450
     2,100    UnitedHealth Group Inc. .........................         160,482
                                                                   ------------
                                                                      2,664,098
                                                                   ------------

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES      COMMON STOCKS -- 99.6% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              PRODUCER MANUFACTURING -- 0.4%
     1,500    AMETEK, Inc. ....................................    $     55,815
                                                                   ------------
              RETAIL TRADE -- 12.2%
     3,000    AutoZone, Inc.* .................................         206,550
     4,500    Chico's FAS, Inc.* ..............................         151,650
    10,000    Electronics Boutique Holdings Corp.* ............         345,300
     4,500    Fred's Inc. .....................................         162,000
     6,000    Lowe's Cos., Inc. ...............................         260,940
     3,800    Michaels Stores, Inc.* ..........................         143,640
    10,600    PETsMART, Inc.* .................................         143,736
     4,000    Ross Stores, Inc. ...............................         151,320
     1,900    The Dress Barn, Inc.* ...........................          56,259
    10,000    The Gymboree Corp.* .............................         147,500
                                                                   ------------
                                                                      1,768,895
                                                                   ------------

              TRANSPORTATION -- 1.3%
     9,000    Knight Transportation, Inc.* ....................         190,260
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $12,531,297) ..........    $ 14,386,721
                                                                   ------------

              TOTAL INVESTMENT SECURITIES -- 99.6%
              (Cost $12,531,297) ..............................    $ 14,386,721

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4% ...          64,758
                                                                   ------------

              NET ASSETS -- 100.0% ............................    $ 14,451,479
                                                                   ------------

*    Non-income producing security.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002
================================================================================

1.   ORGANIZATION
The Bjurman, Barry Funds (the "Trust"), formerly the Bjurman Funds, is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996, as amended February 11, 1997 and January 28, 2002. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust has established two separate series: the Bjurman, Barry Micro-Cap Growth Fund and the Bjurman, Barry All Cap Growth Fund (the "Funds"). The Bjurman, Barry Micro-Cap Growth Fund commenced operations on March 31, 1997 and the Bjurman, Barry All Cap Growth Fund commenced operations on June 6, 2001.

The Bjurman,  Barry  Micro-Cap  Growth Fund seeks capital  appreciation  through investments in the common stocks of smaller companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Bjurman, Barry All Cap Growth Fund seeks capital appreciation through investments in the common stocks of small, mid- and large capitalization companies with market capitalizations generally in excess of $300 million at the time of investment.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the year ended March 31, 2002 and 2001 were as follows:

                                         Bjurman, Barry           Bjurman, Barry
                                            Micro-Cap                All Cap
                                             Growth                   Growth
                                              Fund                     Fund
                                      2002            2001             2002
                                      ----            ----             ----
From ordinary income              $         --    $  5,428,755     $         --
From long-term gains              $         --    $    804,220     $         --
                                  ------------    ------------     ------------
                                  $         --    $  6,232,975     $         --
                                  ============    ============     ============

The Bjurman, Barry Micro-Cap Growth Fund and Bjurman, Barry All Cap Growth Fund reclassified $3,871,006 and $178,083, respectively, of net investment loss to paid-in-capital on the Statements of Assets and Liabilities as of March 31, 2002. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on either Fund's net assets or net asset value per share.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                 Bjurman, Barry   Bjurman, Barry
                                                   Micro-Cap         All Cap
                                                     Growth           Growth
                                                      Fund             Fund

Cost of portfolio investments                     $219,609,928     $ 12,551,165
                                                  ============     ============
Gross unrealized appreciation                     $ 89,144,188     $  2,113,980
Gross unrealized depreciation                       (7,939,664)        (278,424)
Post-October losses                                         --       (1,063,202)
Capital loss carryforwards                         (19,351,038)        (636,566)
                                                  ------------     ------------
Total accumulated earnings                        $ 61,853,486     $    135,788
                                                  ============     ============

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles. Post-October losses may be utilized in current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

As of March 31, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes:

--------------------------------------------------------------------------------
                                                                        EXPIRES
                                                            AMOUNT      MARCH 31
--------------------------------------------------------------------------------
Bjurman, Barry Micro-Cap Growth Fund                     $  2,410,518     2009
                                                           16,940,520     2010

Bjurman, Barry All Cap Growth Fund                       $    636,566     2010

These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

3.   INVESTMENT TRANSACTIONS
For the period ended March 31, 2002, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $350,323,740 and $284,403,898, respectively, for the Bjurman, Barry Micro-Cap Growth Fund and $34,065,700 and $19,814,768, respectively, for the Bjurman, Barry All Cap Growth Fund.

4.   TRANSACTIONS WITH AFFILIATES
Certain Trustees and officers of the Trust are also officers of Bjurman, Barry & Associates (the "Adviser"), or of Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent, or IFS Fund Distributors, Inc., the principal underwriter for the Trust.

INVESTMENT ADVISORY FEE
The Adviser provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit total operating expenses to 1.80% and 2.00% of the Bjurman, Barry Micro-Cap Growth Fund's and the Bjurman, Barry All Cap Growth Fund's average daily net assets, respectively. For the period ended March 31, 2002, the Adviser waived $100,150 of its investment advisory fees of the Bjurman, Barry All Cap Growth Fund. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are a Fund's obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial sixth and seventh year of each Fund's operations. Any such reimbursement is also contingent upon the Board of Trustees' review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary expenses. For the year ended March 31, 2002, the Bjurman, Barry Micro-Cap Growth Fund reimbursed the Adviser $488,937 of advisory fees waived and Fund expenses reimbursed in prior years. As of March 31, 2002, the Adviser has waived $246,755 of fees eligible for reimbursement from the Bjurman, Barry Micro-Cap Growth Fund. Such fees are the result of legal expenses incurred in prior periods which had not been recorded by the Fund.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ADMINISTRATION FEE
Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each Fund. IFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee at an annual rate of 0.15% of each Fund's average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; and 0.10% of such assets in excess of $50 million, subject to a monthly minimum fee of $2,000 per Fund.

TRANSFER AGENT FEE
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a monthly minimum fee of $2,000 per Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES FEE
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of each Fund's portfolio securities.

UNDERWRITING FEE
Under the terms of an Underwriting Agreement, IFS Fund Distributors, Inc. (the "Underwriter") serves as principal underwriter for each Fund and, as such, is the exclusive agent for the distribution of shares of each Fund. For these services, the Underwriter receives a monthly fee of $500 from the Trust. The Underwriter is an affiliate of IFS by reason of common ownership.

DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, each Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of each Fund at a maximum aggregate annual rate of 0.25% of each Fund's average daily net assets. Under the Plan, the Bjurman, Barry Micro-Cap Growth Fund and the Bjurman, Barry All Cap Growth Fund incurred $691,948 and $24,712, respectively, of distribution fees during the period ended March 31, 2002.

5.   ADOPTION OF NEW AUDIT GUIDE
The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective with the fiscal year beginning April 1, 2001. No adjustments to the financial statements were required as a result of adopting these provisions.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

6.   MANAGEMENT OF THE TRUST (UNAUDITED)
Listed below is basic information regarding the Trustees and Officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.227.7264.

====================================================================================================================
                                                                                       Number of       Other
                                                                                       Portfolios in   Directorships
                                Current Position(s) with                               Fund Complex    Held by
                                Trust, Term of Office and    Principal Occupation(s)   Overseen by     Outside the
Name/Address/Age                Length of Time Served        During Last 5 yrs         Trustee         Complex
--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

G. Andrew Bjurman               Co-President;                President, Chief          2               N/A
Bjurman, Barry & Associates     Trustee                      Executive Officer,
10100 Santa Monica Boulevard    (1997-Present)               Bjurman, Barry &
Suite 1200                                                   Associates
Los Angeles, CA 90067                                        (1978-Present)
Age: 54

O. Thomas Barry III             Co-President;                Senior Executive          2               N/A
Bjurman, Barry & Associates,    Trustee                      Vice President,
10100 Santa Monica Boulevard    (1997-Present)               Chief Investment
Suite 1200                                                   Officer, Bjurman,
Los Angeles, CA 90067                                        Barry & Associates
Age: 56                                                      (1985-Present)

INDEPENDENT TRUSTEES:

Donald W. Hudson, Jr.           Trustee; Chairman            Managing Director,        2               N/A
CB Richard Ellis                of Audit Committee           CB Richard Ellis
15303 Ventura Boulevard         (1997-Present)               (1993-Present)
Suite 200
Sherman Oaks, CA 91403
Age: 57

Joseph E. Maiolo                Trustee;                     Principal, INCO           2               N/A
INCO Commercial Brokerage       Audit Committee              Commercial
14700 Firestone Boulevard       Member                       Brokerage
La Mirada, CA 90638             (1997-Present)               (1995-Present)
Age: 64

William Wallace                 Trustee;                     Vice President,           2               N/A
Wallace Properties              Audit Committee              Wallace Properties
5288 South Franklin Circle      Member                       (1990-Present)
Greenwood Village, CO 80121
Age: 55

20

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
====================================================================================================================
                                                                                       Number of       Other
                                                                                       Portfolios in   Directorships
                                Current Position(s) with                               Fund Complex    Held by
                                Trust, Term of Office and    Principal Occupation(s)   Overseen by     Outside the
Name/Address/Age                Length of Time Served        During Last 5 yrs         Trustee         Complex
--------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST:

Scott A. Englehart              Treasurer                    President, Integrated     N/A             N/A
Integrated Fund Services, Inc.  (2002-Present)               Fund Services, Inc. and
221 East Fourth Street                                       IFS Fund Distributors;
Cincinnati, OH 45202                                         Director, Transfer
Age: 39                                                      Agency and Mutual Fund
                                                             Distribution for
                                                             Nationwide Advisory
                                                             Services (1998-2000);
                                                             Vice President, Client
                                                             Services for BISYS Fund
                                                             Services (1990-1998);
                                                             He is also Treasurer of
                                                             Touchstone Tax-Free
                                                             Trust and Touchstone
                                                             Strategic Trust and
                                                             Assistant Treasurer of
                                                             Touchstone Variable
                                                             Series Trust.

Tina D. Hosking                 Secretary                    Vice President and        N/A             N/A
Integrated Fund Services, Inc.  (1999-Present)               Managing Director of
221 East Fourth Street                                       Integrated Fund
Cincinnati, OH 45202                                         Services, Inc. and IFS
Age: 33                                                      Fund Distributors, Inc.
                                                             (a registered-broker-
                                                             dealer).

THE BJURMAN, BARRY FUNDS
AUDITOR'S REPORT
================================================================================

To the Shareholders and Board of Trustees of the Bjurman, Barry Funds:

We have audited the accompanying statement of assets and liabilities of the Bjurman, Barry Funds (formerly the Bjurman Funds) (the "Funds") comprising the Bjurman, Barry Micro-Cap Growth Fund and Bjurman, Barry All Cap Growth Fund, including the portfolios of investment as of March 31, 2002 and the related statement of operations for the period then ended and of changes in net assets for each of the years in the t wo-year period then ended for the Bjurman, Barry Micro-Cap Growth Fund and for the period from June 6, 2001 (commencement of operations) to March 31, 2002 for Bjurman, Barry All Cap Growth Fund, and the financial highlights for each of the years in the five-year period then ended for Bjurman, Barry Micro-Cap Growth Fund and for the period from June 6, 2001 (commencement of operations) to March 31, 2002 for Bjurman, Barry All Cap Growth Fund. These financial statements and financial highlights (collectively referred to hereinafter as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Bjurman, Barry Funds as of March 31, 2002 and the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Los Angeles, California
May 10, 2002

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THE BJURMAN, BARRY FUNDS                ----------------------------------------
10100 Santa Monica Blvd., Suite 1200
Los Angeles, California 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Donald W. Hudson, Jr.
Joseph E. Maiolo
William Wallace                               THE o BJURMAN, BARRY o FUNDS
                                        ----------------------------------------
INVESTMENT ADVISER                                       [LOGO]
Bjurman, Barry & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, California 90067

UNDERWRITER
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

TRANSFER AGENT                                       BJURMAN, BARRY
Integrated Fund Services, Inc.                   MICRO-CAP GROWTH FUND
P.O. Box 5354                                    BJURMAN, BARRY ALL CAP
Cincinnati, Ohio 45201-5354                            GROWTH FUND
                                                        ---------
CUSTODIAN
US Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

INDEPENDENT AUDITOR
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

TABLE OF CONTENTS
========================================             ANNUAL REPORT
Letter to Shareholders ................1
Statements of Assets and Liabilities...4
Statements of Operations ..............5
Statements of Changes in Net Assets....6
Financial Highlights ..................7
Portfolio of Investments ..............9
Notes to Financial Statements ........16
Auditor's Report......................22
========================================
 For Additional Information and a free
     prospectus about The Bjurman,                   March 31, 2002
           Barry Funds call:            ----------------------------------------
             (800) 227-7264
or visit The Bjurman, Barry Funds' website on the Internet at www.bjurmanbarry.com

This  report is  submitted  for  general
information of the  shareholders  of the
Funds.   It  is   not   authorized   for
distribution to prospective investors in
the Funds unless preceded or accompanied
by   an   effective   Prospectus   which
includes details regarding the Funds objective, policies, expenses and other information.

                       FORM IFS-134-0205
                                        ----------------------------------------